PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:-PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2018	2019

Cost:
Leasehold improvements	$22,551	$34,831
Computers, peripheral equipment and electronic equipment	19,262	24,425
Office furniture and equipment	4,063	5,664

	45,876	64,920

Less - accumulated depreciation	23,929	33,214

Depreciated cost	$21,947	$31,706

Depreciation expense amounted to $ 5,654, $ 8,724 and $ 12,126 for the years ended December 31, 2017, 2018 and 2019, respectively.

During 2018 and 2019, the Company recorded a reduction of approximately $3,700 and $2,841 to the cost and accumulated depreciation of fully depreciated equipment no longer in use, following an assessment made by the Company.